SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable, Net (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allowance for expected credit losses related to accounts receivable	¥ 1,200	¥ 6,009